Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0000095953
Registrant Name	ASCENT INDUSTRIES CO.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES